Geographic information (Lease revenues by individual countries) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Lease revenue	$ 4,713,802	$ 4,867,623	$ 4,991,551
Geographic Concentration Risk | Total Lease Revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	100.00%	100.00%	100.00%
China
Segment Reporting Information [Line Items]
Lease revenue	$ 648,343	$ 669,859	$ 656,809
China | Geographic Concentration Risk | Total Lease Revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	13.80%	13.80%	13.20%
United States
Segment Reporting Information [Line Items]
Lease revenue	$ 568,999	$ 535,526	$ 538,686
United States | Geographic Concentration Risk | Total Lease Revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	12.10%	11.00%	10.80%
Ireland
Segment Reporting Information [Line Items]
Lease revenue	$ 120,500	$ 117,259	$ 58,571
Ireland | Geographic Concentration Risk | Total Lease Revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	2.60%	2.40%	1.20%
Other Countries
Segment Reporting Information [Line Items]
Lease revenue	$ 3,375,960	$ 3,544,979	$ 3,737,485
Other Countries | Geographic Concentration Risk | Total Lease Revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	71.50%	72.80%	74.80%